UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                   Investment Company Act file number 811-4244

                             SOUND SHORE FUND, INC.
                               Two Portland Square
                              Portland, Maine 04101
                                  207-879-1900

                          T. Gibbs Kane, Jr., President
                               8 Sound Shore Drive
                          Greenwich, Connecticut 06836
                                  203-629-1980

                   Date of fiscal year end: December 31, 2005

           Date of reporting period: July 1, 2005 - September 30, 2005

Item 1.  Schedule of Investments.

                                                SHARE        MARKET
                                                AMOUNT       VALUE
                                               --------- --------------
        COMMON STOCK (96.4%)
        ---------------------------------------------------------------
        AUTO (2.8%)
        Dana Corp.                               874,000 $    8,224,340
        Honda Motor Co., Ltd. ADR              1,818,000     51,631,200
                                                         --------------
                                                             59,855,540
                                                         --------------
        BANKS (2.8%)
        U.S. Bancorp                           2,138,000     60,035,040
                                                         --------------

        CONSUMER STAPLES (2.2%)
        Unilever NV ADR                          650,500     46,478,225
                                                         --------------

        ENERGY (6.1%)
        El Paso Corp.                          1,583,500     22,010,650
        Royal Dutch Shell plc ADR                733,500     48,146,940
        Williams Cos., Inc.                    2,303,500     57,702,675
                                                         --------------
                                                            127,860,265
                                                         --------------
        HEALTH CARE (13.7%)
        Aetna, Inc.                              509,000     43,845,260
        Baxter International, Inc.             1,306,000     52,070,220
        Cigna Corp.                              640,000     75,430,400
        Laboratory Corp. of America Holdings + 1,042,500     50,780,175
        Thermo Electron Corp. +                2,185,500     67,531,950
                                                         --------------
                                                            289,658,005
                                                         --------------
        INDUSTRIALS (12.5%)
        CSX Corp.                              1,146,500     53,289,320
        Southwest Airlines Co.                 4,582,500     68,050,125
        Tyco International, Ltd.               2,503,000     69,708,550
        Waste Management, Inc.                 2,551,000     72,984,110
                                                         --------------
                                                            264,032,105
                                                         --------------


       INSURANCE (18.3%)
       Aon Corp.                                2,205,000 $   70,736,400
       Berkshire Hathaway, Inc., Class A +            778     63,796,000
       Chubb Corp.                                746,500     66,849,075
       Genworth Financial, Inc.                 2,244,500     72,362,680
       Marsh & McLennan Cos., Inc.              1,412,000     42,910,680
       UnumProvident Corp.                      3,465,000     71,032,500
                                                          --------------
                                                             387,687,335
                                                          --------------
       MATERIALS (3.7%)
       Georgia-Pacific Corp.                    1,220,500     41,570,230
       Lyondell Chemical Co.                    1,261,500     36,104,130
                                                          --------------
                                                              77,674,360
                                                          --------------
       MEDIA (12.4%)
       DIRECTV Group, Inc. +                    4,003,500     59,972,430
       Interpublic Group of Cos., Inc. +        5,524,500     64,305,180
       Liberty Media Corp., Class A +           6,949,000     55,939,450
       Time Warner, Inc.                        4,573,000     82,817,030
                                                          --------------
                                                             263,034,090
                                                          --------------
       PHARMACEUTICALS (5.9%)
       Chiron Corp. +                           1,308,500     57,076,770
       Watson Pharmaceuticals, Inc. +           1,824,500     66,794,945
                                                          --------------
                                                             123,871,715
                                                          --------------
       RESTAURANTS (2.0%)
       McDonald's Corp.                         1,261,000     42,230,890
                                                          --------------

       TECHNOLOGY (13.9%)
       Agilent Technologies, Inc. +             1,703,500     55,789,625
       Flextronics International, Ltd. +        5,229,000     67,192,650
       Freescale Semiconductor, Inc., Class A + 2,713,000     63,511,330
       Hewlett Packard Co.                      1,945,000     56,794,000
       Symantec Corp. +                         2,277,000     51,596,820
                                                          --------------
                                                             294,884,425
                                                          --------------


                                                 SHARE        MARKET
                                                 AMOUNT       VALUE
                                               ---------- --------------

UTILITIES (0.1%)
AES Corp. +                                        69,000 $    1,133,670
                                                          --------------
TOTAL COMMON STOCK (COST $1,683,615,273)                  $2,038,435,665
                                                          --------------

MONEY MARKET FUND (3.7%)
-------------------------------------------------------------------------
Citi/SM/ Institutional Liquid Reserves,
Class A (cost $77,874,988)                     77,874,988 $   77,874,988
                                                          --------------
TOTAL INVESTMENTS (100.1%) (COST $1,761,490,261)          $2,116,310,653
OTHER ASSETS LESS LIABILITIES (-0.1%)                         (2,134,839)
                                                          --------------
NET ASSETS (100.0%) (SHARES OUTSTANDING 53,956,076)       $2,114,175,814
                                                          ==============
NET ASSET VALUE (OFFERING AND REDEMPTION PRICE PER SHARE) $        39.18
                                                          ==============

+ Non-income producing security.
ADR -- American Depository Receipt.

* Cost for Federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation consists of:

                  Gross Unrealized Appreciation $367,101,556
                  Gross Unrealized Depreciation  (12,281,164)
                                                ------------
                  Net Unrealized Appreciation   $354,820,392
                                                ============


Item 2.  Controls and Procedures.
(a) The registrant's President and Treasurer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) are effective, based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) as of a date within 90 days of the filing date of this report.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Certifications as required by Rule 30a-2(a) under the Act are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


SOUND SHORE FUND, INC.

By:      /s/ T. Gibbs Kane, Jr.
         __________________________
         T. Gibbs Kane, Jr., President

Date:    11/21/05
         __________________________

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/ T. Gibbs Kane, Jr.
         __________________________
         T. Gibbs Kane, Jr., President

Date:    11/21/05
         __________________________


By:      /s/ Simon Collier
         __________________________
         Simon Collier, Treasurer

Date:    11/21/05
         __________________________